Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated December 17, 2019
to the Statutory Prospectus dated March 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Strategic Asset Management Balanced Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Balanced Blended Index and replace with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Principal Funds Inc | Strategic Asset Management Balanced Portfolio | SAM Balanced Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	SAM Balanced Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.23%)
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Conservative Growth Blended Index and replace with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.77%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Performance section, in the Average Annual Total Returns table, remove the line for SAM Flexible Income Blended Index and replace with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	5.72%